Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	51,194.98
Total Transaction Valuation	370,709,453.52
Total Offset Amount	51,194.98
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A